Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Disclosure Of Detailed Information About Accounts Receivable Explanatory

	December 31, 2019	December 31, 2018
	RMB	RMB
Accounts receivable	66,615	63,575
Less: Provision for impairment of receivables	(2,431)	(4,053)

	64,184	59,522

Aging Analysis of Accounts Receivable (Net of Impairment of Accounts Receivable)
The aging analysis of accounts receivable (net of impairment of accounts receivable) based on the invoice date (or date of revenue recognition, if earlier), at December 31, 2019 and 2018 is as follows:

	December 31, 2019	December 31, 2018
	RMB	RMB
Within 1 year	63,392	58,392
Between 1 and 2 years	419	837
Between 2 and 3 years	267	108
Over 3 years	106	185

	64,184	59,522

Movements in Provision for Impairment of Accounts Receivable
Movements in the provision for impairment of accounts receivable are as follows:

	2019	2018	2017
	RMB	RMB	RMB
At beginning of the year	4,053	4,771	2,023
Provision for impairment of accounts receivable	226	561	2,813
Reversal of provision for impairment of accounts receivable	(1,604)	(1,178)	(7)
Receivables written off as uncollectible	(244)	(101)	(58)

At end of the year	2,431	4,053	4,771